SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency Translation and change in reporting currency) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ¥ / $	Dec. 31, 2017 CNY (¥) ¥ / $	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation adjustment	$ (2,763)	¥ (17,979)	¥ 29,356	¥ 101
Exchange rate	6.5063	6.5063